UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer

Advisors Series Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

626-914-7363

Registrant’s telephone number, including area code

Date of fiscal year end: November 30, 2025

Date of reporting period: May 31, 2025

Item 1. Reports to Stockholders.

(a)

Medalist Partners MBS Total Return Fund
Class A Shares | SEMOX
Semi-Annual Shareholder Report | May 31, 2025
This semi-annual shareholder report contains important information about the Medalist Partners MBS Total Return Fund for the period of December 1, 2024, to May 31, 2025. You can find additional information about the Fund at https://medalistpartnersfunds.com/fund-documents/. You can also request this information by contacting us at 1-855-736-7799.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$59	1.16%
*	Annualized
KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$303,460,261
Number of Holdings	153
Portfolio Turnover	40%
Visit https://medalistpartnersfunds.com/fund-documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of May 31, 2025)*
Sector Breakdown (% of net assets)
*	Expressed as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://medalistpartnersfunds.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Medalist Partners LP documents not be householded, please contact Medalist Partners LP at 1-855-736-7799, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Medalist Partners LP or your financial intermediary.
Medalist Partners MBS Total Return Fund	PAGE 1	TSR-SAR-00768D152

Medalist Partners MBS Total Return Fund
Investor Share Class | SEMPX
Semi-Annual Shareholder Report | May 31, 2025
This semi-annual shareholder report contains important information about the Medalist Partners MBS Total Return Fund for the period of December 1, 2024, to May 31, 2025. You can find additional information about the Fund at https://medalistpartnersfunds.com/fund-documents/. You can also request this information by contacting us at 1-855-736-7799.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$59	1.16%
*	Annualized
KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$303,460,261
Number of Holdings	153
Portfolio Turnover	40%
Visit https://medalistpartnersfunds.com/fund-documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of May 31, 2025)*
Sector Breakdown (% of net assets)
*	Expressed as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://medalistpartnersfunds.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Medalist Partners LP documents not be householded, please contact Medalist Partners LP at 1-855-736-7799, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Medalist Partners LP or your financial intermediary.
Medalist Partners MBS Total Return Fund	PAGE 1	TSR-SAR-00770X741

Medalist Partners MBS Total Return Fund
Institutional Share Class | SEMMX
Semi-Annual Shareholder Report | May 31, 2025
This semi-annual shareholder report contains important information about the Medalist Partners MBS Total Return Fund for the period of December 1, 2024, to May 31, 2025. You can find additional information about the Fund at https://medalistpartnersfunds.com/fund-documents/. You can also request this information by contacting us at 1-855-736-7799.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$46	0.91%
*	Annualized
KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$303,460,261
Number of Holdings	153
Portfolio Turnover	40%
Visit https://medalistpartnersfunds.com/fund-documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of May 31, 2025)*
Sector Breakdown (% of net assets)
*	Expressed as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://medalistpartnersfunds.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Medalist Partners LP documents not be householded, please contact Medalist Partners LP at 1-855-736-7799, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Medalist Partners LP or your financial intermediary.
Medalist Partners MBS Total Return Fund	PAGE 1	TSR-SAR-00770X758

Medalist Partners Short Duration Fund
Investor Share Class | SEMRX
Semi-Annual Shareholder Report | May 31, 2025
This semi-annual shareholder report contains important information about the Medalist Partners Short Duration Fund for the period of December 1, 2024, to May 31, 2025. You can find additional information about the Fund at https://medalistpartnersfunds.com/fund-documents/. You can also request this information by contacting us at 1-855-736-7799.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$43	0.85%
*	Annualized
KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$372,952,412
Number of Holdings	166
Portfolio Turnover	47%
Visit https://medalistpartnersfunds.com/fund-documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of May 31, 2025)*
Sector Breakdown (% of net assets)
*	Expressed as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://medalistpartnersfunds.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Medalist Partners LP documents not be householded, please contact Medalist Partners LP at 1-855-736-7799, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Medalist Partners LP or your financial intermediary.
Medalist Partners Short Duration Fund	PAGE 1	TSR-SAR-00770X618

Medalist Partners Short Duration Fund
Institutional Share Class | SEMIX
Semi-Annual Shareholder Report | May 31, 2025
This semi-annual shareholder report contains important information about the Medalist Partners Short Duration Fund for the period of December 1, 2024, to May 31, 2025. You can find additional information about the Fund at https://medalistpartnersfunds.com/fund-documents/. You can also request this information by contacting us at 1-855-736-7799.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$30	0.60%
*	Annualized
KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$372,952,412
Number of Holdings	166
Portfolio Turnover	47%
Visit https://medalistpartnersfunds.com/fund-documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of May 31, 2025)*
Sector Breakdown (% of net assets)
*	Expressed as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://medalistpartnersfunds.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Medalist Partners LP documents not be householded, please contact Medalist Partners LP at 1-855-736-7799, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Medalist Partners LP or your financial intermediary.
Medalist Partners Short Duration Fund	PAGE 1	TSR-SAR-00770X592

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

ADVISORS SERIES TRUST
Medalist Partners MBS Total Return Fund
Medalist Partners Short Duration Fund
Core Financial Statements
May 31, 2025

Medalist Partners MBS Total Return Fund
Schedule of Investments
May 31, 2025 (Unaudited)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES — 56.6%
AFC Home Equity Loan Trust, Series 1997-3, Class 1A4, 7.47%, 09/27/2027(b)	$15,138	$15,020
AMSR Trust, Series 2021-SFR3, Class H, 4.90%, 10/17/2038(a)	1,750,000	1,676,621
Asset Backed Securities Corp. Home Equity Loan Trust, Series 1999-LB1, Class A1F, 7.11%, 06/21/2029	70,639	70,518
Banc of America Funding Corp.
Series 2006-D, Class 5A2, 5.34%, 05/20/2036(c)	4,991	4,296
Series 2008-R4, Class 1A4, 4.89% (1 mo. Term SOFR + 0.56%), 07/25/2037(a)	1,015,935	703,436
BRAVO Residential Funding Trust, Series 2024-NQM2, Class B1, 7.91%, 02/25/2064(a)	1,335,000	1,345,613
Carrington Mortgage Loan Trust, Series 2006-NC3, Class A4, 4.92% (1 mo. Term SOFR + 0.59%), 08/25/2036	3,750,000	3,116,228
Chase Mortgage Finance Corp., Series 2020-CL1, Class M4, 8.79% (1 mo. Term SOFR + 4.46%), 10/25/2057(a)	232,110	245,999
CHNGE Mortgage Trust, Series 2022-1, Class A1, 3.01%, 01/25/2067(a)(c)	1,900,838	1,791,842
Citigroup Mortgage Loan Trust, Series 2004-HYB4, Class WA, 6.98%, 12/25/2034(c)	2,610	2,574
COLT Funding LLC
Series 2021-6, Class B1, 4.11%, 12/25/2066(a)(c)	1,713,000	1,482,155
Series 2022-1, Class B1, 4.16%, 12/27/2066(a)(c)	3,000,000	2,589,716
COLT Mortgage Loan Trust
Series 2021-3, Class B2, 4.12%, 09/27/2066(a)(c)	1,578,000	1,194,604
Series 2021-4, Class B2, 4.14%, 10/25/2066(a)(c)	2,625,000	1,935,003

	Par	Value
Conseco Finance Home Loan Trust, Series 2000-E, Class B1, 10.26%, 08/15/2031(c)	$41,350	$6,548
CoreVest American Finance Trust
Series 2019-1, Class D, 4.82%, 03/15/2052(a)	841,681	831,542
Series 2019-1, Class E, 5.54%, 03/15/2052(a)(c)	242,500	235,090
Countrywide Alternative Loan Trust
Series 2004-15, Class 2A2, 6.63%, 09/25/2034(c)	145,989	136,217
Series 2006-4CB, Class 2A3, 5.50%, 04/25/2036	3,249	2,306
Series 2006-OA3, Class 1A1, 4.84% (1 mo. Term SOFR + 0.51%), 05/25/2036	6,256	5,693
Series 2006-OA9, Class 1A1, 4.84% (1 mo. Term SOFR + 0.51%), 07/20/2046	19,928	16,501
Credit Suisse Mortgage Trust
Series 2020-AFC1, Class B1, 3.45%, 02/25/2050(a)(c)	4,228,000	3,872,194
Series 2020-AFC1, Class B2, 4.42%, 02/25/2050(a)(c)	5,459,650	4,949,888
Deephaven Residential Mortgage Trust
Series 2021-1, Class B2, 3.96%, 05/25/2065(a)(c)	3,200,000	2,829,782
Series 2021-4, Class B2, 4.44%, 11/25/2066(a)(c)	4,000,000	3,130,764
Eagle Re Ltd., Series 2023-1, Class M1A, 6.32% (30 day avg SOFR US + 2.00%), 09/26/2033(a)	413,098	414,616
Ellington Financial Mortgage Trust
Series 2022-4, Class B1, 5.93%, 09/25/2067(a)(c)	3,000,000	2,955,343
Series 2024-RM2, Class A1A, 5.00%, 07/25/2054(a)	1,047,744	997,488
Fannie Mae Connecticut Avenue Securities
Series 2020-SBT1, Class 1B1, 11.19% (30 day avg SOFR US + 6.86%), 02/25/2040(a)	2,000,000	2,135,640

The accompanying notes are an integral part of these financial statements.

1

Medalist Partners MBS Total Return Fund
Schedule of Investments
May 31, 2025 (Unaudited)(Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Series 2023-R07, Class 2M2, 7.57% (30 day avg SOFR US + 3.25%), 09/25/2043(a)	$3,500,000	$3,653,074
Series 2024-R01, Class 1B2, 8.32% (30 day avg SOFR US + 4.00%), 01/25/2044(a)	1,000,000	1,039,466
Series 2024-R02, Class 1B2, 8.02% (30 day avg SOFR US + 3.70%), 02/25/2044(a)	2,500,000	2,568,212
FIGRE Trust 2023-HE1
Series 2024-HE4, Class A, 5.06%, 09/25/2054(a)(c)	1,297,270	1,310,271
Series 2024-HE4, Class B, 5.25%, 09/25/2054(a)(c)	864,847	862,673
Flagstar Mortgage Trust
Series 2018-1, Class B5, 3.93%, 03/25/2048(a)(c)	1,206,000	800,138
Series 2019-1INV, Class B2A, 4.51%, 10/25/2049(a)(c)	3,097,939	2,821,154
Fort KL, Series 2021-SFR1, Class G, 4.11%, 09/17/2038(a)	2,811,000	2,628,836
Freddie Mac Structured Agency Credit Risk, Series 2019-FTR3, Class B2, 9.27% (30 day avg SOFR US + 4.91%), 09/25/2047(a)	2,533,500	2,781,203
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M2, 6.02% (30 day avg SOFR US + 1.70%), 05/25/2044(a)	1,300,000	1,309,188
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2020-DNA2, Class B2, 9.24% (30 day avg SOFR US + 4.91%), 02/25/2050(a)	2,590,000	2,829,206
Series 2020-HQA1, Class B2, 9.54% (30 day avg SOFR US + 5.21%), 01/25/2050(a)	2,300,000	2,524,678

	Par	Value
Freddie Mac Whole Loan Securities Trust
Series 2017-SC01, Class M2, 3.65%, 12/25/2046(a)(c)	$595,000	$538,012
Series 2017-SC02, Class M2, 3.85%, 05/25/2047(a)(c)	1,411,000	1,330,086
GreenPoint Mortgage Funding Trust, Series 2005-AR4, Class 4A1A, 5.06% (1 mo. Term SOFR + 0.73%), 10/25/2045	9,374,511	8,856,382
GSAA Home Equity Trust, Series 2006-5, Class 2A1, 4.58% (1 mo. Term SOFR + 0.25%), 03/25/2036	23,878	7,660
Imperial Fund Mortgage Trust, Series 2020-NQM1, Class B1, 4.00%, 10/25/2055(a)(c)	1,602,000	1,432,699
JP Morgan Mortgage Trust
Series 2019-5, Class B5, 4.46%, 11/25/2049(a)(c)	1,232,439	1,009,981
Series 2019-5, Class B6, 4.29%, 11/25/2049(a)(c)	3,606,176	2,069,551
Series 2020-2, Class B6Z, 6.74%, 07/25/2050(a)(c)	3,864,437	2,626,137
Series 2021-3, Class A3X, 0.50%, 07/25/2051(a)(c)(d)	54,135,354	1,683,158
Series 2022-INV1, Class B4, 3.29%, 03/25/2052(a)(c)	3,243,390	2,554,316
Series 2023-2, Class B2, 5.63%, 07/25/2053(a)(c)	3,082,014	2,936,195
JP Morgan Wealth Management
Series 2021-CL1, Class M4, 7.07% (30 day avg SOFR US + 2.75%), 03/25/2051(a)	847,756	839,798
Series 2021-CL1, Class M5, 8.17% (30 day avg SOFR US + 3.85%), 03/25/2051(a)	577,021	526,089
Merrill Lynch Mortgage Investors Trust, Series 2005-AR1, Class M2, 5.44% (1 mo. Term SOFR + 1.12%), 06/25/2036	1,822,543	1,470,493
Mill City Mortgage Loan Trust, Series 2019-1, Class B1, 3.50%, 10/25/2069(a)(c)	2,245,863	1,917,141

The accompanying notes are an integral part of these financial statements.

2

Medalist Partners MBS Total Return Fund
Schedule of Investments
May 31, 2025 (Unaudited)(Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
New Residential Mortgage Loan Trust
Series 2021-NQ2R, Class B1, 3.01%, 10/25/2058(a)(c)	$2,034,000	$1,996,290
Series 2021-NQ2R, Class B2, 3.96%, 10/25/2058(a)(c)	1,813,000	1,786,576
NMLT Trust, Series 2021-INV1, Class B1, 3.61%, 05/25/2056(a)(c)	2,326,000	1,790,856
Onslow Bay Mortgage Loan Trust, Series 2024-NQM2, Class M1, 6.86%, 12/25/2063(a)(c)	1,238,000	1,248,376
Point Securitization Trust 2023-1, Series 2024-1, Class A1, 6.50%, 06/25/2054(a)	2,918,017	2,907,266
PRKCM Trust, Series 2022-AFC2, Class M1, 6.14%, 08/25/2057(a)(c)	3,080,000	3,072,338
Progress Residential Trust, Series 2021-SFR10, Class G, 4.86%, 12/17/2040(a)	4,039,177	3,893,885
PRPM LLC
Series 2024-6, Class A1, 5.70%, 11/25/2029(a)(b)	1,864,390	1,880,947
Series 2024-RCF2, Class A2, 3.75%, 03/25/2054(a)(b)	1,758,000	1,658,888
RAAC Series Trust, Series 2004-SP1, Class AI3, 6.12%, 03/25/2034(b)	380	377
Radnor Re Ltd.
Series 2023-1, Class M1A, 7.02% (30 day avg SOFR US + 2.70%), 07/25/2033(a)	593,901	597,709
Series 2023-1, Class M1B, 8.67% (30 day avg SOFR US + 4.35%), 07/25/2033(a)	1,250,000	1,294,763
RAMP Series Trust, Series 2007-RS1, Class A3, 4.78% (1 mo. Term SOFR + 0.45%), 02/25/2037	9,723,687	2,153,156
Residential Accredit Loans, Inc. Series Trust
Series 2006-QS18, Class 1A1, 5.04% (1 mo. Term SOFR + 0.71%), 12/25/2036	1,938,507	1,668,233

	Par	Value
Series 2008-QR1, Class 2A1, 4.94% (1 mo. Term SOFR + 0.61%), 09/25/2036	$1,213,446	$873,988
Residential Funding Securities Corp., Series 2002-RP1, Class A1, 5.30% (1 mo. Term SOFR + 0.97%), 03/25/2033(a)	271,654	262,415
Saluda Grade Mortgage Funding LLC, Series 2025-NPL2, Class A1, 7.77%, 05/25/2030(a)(b)	1,701,737	1,711,956
Seasoned Credit Risk Transfer Trust
Series 2018-2, Class BX, 2.37%, 11/25/2057(c)	3,112,947	1,089,122
Series 2018-2, Class XSIO, 0.07%, 11/25/2057(c)(d)	362,359,313	967,934
Sequoia Mortgage Trust
Series 2025-2, Class A19, 6.00%, 03/25/2055(a)(c)	2,341,838	2,334,702
Series 2025-5, Class A19, 6.00%, 06/25/2055(a)(c)	3,000,000	2,988,984
SGR Residential Mortgage Trust, Series 2022-2, Class A3, 5.35%, 08/25/2062(a)(c)	783,175	778,018
Star Trust
Series 2021-SFR1, Class H, 8.89% (1 mo. Term SOFR + 4.56%), 04/17/2038(a)	1,000,000	1,001,932
Series 2021-SFR2, Class H, 8.59% (1 mo. Term SOFR + 4.26%), 01/17/2039(a)	746,643	729,785
Starwood Mortgage Residential Trust
Series 2020-3, Class B2, 4.75%, 04/25/2065(a)(c)	1,460,000	1,185,208
Series 2020-INV1, Class B2, 4.26%, 11/25/2055(a)	1,000,000	895,136
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-21, Class 3A1, 4.52%, 11/25/2035(c)	16,477	15,119
Toorak Mortgage Trust, Series 2024-RRTL1, Class A2, 7.57%, 02/25/2039(a)(b)	1,200,000	1,216,039
Towd Point Mortgage Trust
Series 2018-6, Class B2, 3.95%, 03/25/2058(a)(c)	2,750,000	2,179,879
Series 2019-1, Class B2, 3.79%, 03/25/2058(a)(c)	4,000,000	2,981,138

The accompanying notes are an integral part of these financial statements.

3

Medalist Partners MBS Total Return Fund
Schedule of Investments
May 31, 2025 (Unaudited)(Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Series 2019-HY1, Class B3, 6.59% (1 mo. Term SOFR + 2.26%), 10/25/2048(a)	$6,170,000	$5,815,049
Series 2019-HY2, Class B2, 6.69% (1 mo. Term SOFR + 2.36%), 05/25/2058(a)	1,000,000	935,910
Series 2019-HY2, Class B4, 6.69% (1 mo. Term SOFR + 2.36%), 05/25/2058(a)	1,836,000	1,574,392
Series 2019-HY3, Class B1, 6.44% (1 mo. Term SOFR + 2.11%), 10/25/2059(a)	4,704,000	4,795,402
Series 2019-HY3, Class B2, 6.44% (1 mo. Term SOFR + 2.11%), 10/25/2059(a)	3,320,000	3,298,133
Series 2019-HY3, Class B3, 6.44% (1 mo. Term SOFR + 2.11%), 10/25/2059(a)	1,106,000	1,002,850
Series 2019-HY3, Class B4, 6.44% (1 mo. Term SOFR + 2.11%), 10/25/2059(a)	1,105,000	935,503
Series 2024-CES1, Class A1B, 6.05%, 01/25/2064(a)(c)	535,232	538,360
Series 2024-CES6, Class A2, 6.00%, 11/25/2064(a)(b)	1,500,000	1,524,236
UWM Mortgage Trust, Series 2021-INV4, Class B4, 3.22%, 12/25/2051(a)(c)	2,777,033	2,178,932
Verus Securitization Trust
Series 2019-INV3, Class B2, 4.79%, 11/25/2059(a)(c)	1,000,000	949,334
Series 2021-5, Class B2, 3.94%, 09/25/2066(a)(c)	2,000,000	1,449,030
Series 2021-8, Class B2, 4.33%, 11/25/2066(a)(c)	795,000	625,342
Series 2021-R3, Class B2, 4.07%, 04/25/2064(a)(c)	3,609,000	3,142,265
Washington Mutual Mortgage Pass-Through Certificates Series Trust, Series 2007-4, Class 1A5, 7.00%, 06/25/2037	4,517,156	2,311,476
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $191,496,529)		171,856,263

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES — 31.4%
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class E, 9.21%, 11/10/2029(a)(c)	$5,000,000	$4,928,539
BMO Mortgage Trust, Series 2025-C12, Class C, 6.39%, 06/15/2058(c)	3,000,000	3,041,815
BX Trust, Series 2021-BXMF, Class G, 7.79% (1 mo. Term SOFR + 3.46%), 10/15/2026(a)	2,100,867	2,069,346
BXMT Ltd.
Series 2020-FL2, Class C, 6.34% (1 mo. Term SOFR + 2.01%), 02/15/2038(a)	2,000,000	1,930,178
Series 2020-FL3, Class C, 7.49% (1 mo. Term SOFR + 3.16%), 11/15/2037(a)	4,000,000	3,884,246
CFK Trust, Series 2020-MF2, Class D, 3.35%, 03/15/2039(a)	4,300,000	3,650,167
Federal Home Loan Mortgage Corp., Series 2024-MN9, Class B1, 10.32% (30 day avg SOFR US + 6.00%), 10/25/2044(a)	2,950,000	3,069,640
Freddie Mac Mscr Trust Mn10, Series 2025-MN10, Class B1, 9.27% (30 day avg SOFR US + 4.95%), 02/25/2045(a)	1,000,000	995,699
Freddie Mac Multi-Family Structured Credit Risk
Series 2021-MN2, Class M2, 7.67% (30 day avg SOFR US + 3.35%), 07/25/2041(a)	5,000,000	4,973,810
Series 2021-MN3, Class B1, 11.17% (30 day avg SOFR US + 6.85%), 11/25/2051(a)	6,063,000	6,472,220
Greystone Commercial Real Estate Ltd., Series 2024-HC3, Class B, 7.96% (1 mo. Term SOFR + 3.63%), 03/15/2041(a)	2,075,000	2,068,958

The accompanying notes are an integral part of these financial statements.

4

Medalist Partners MBS Total Return Fund
Schedule of Investments
May 31, 2025 (Unaudited)(Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES — (Continued)
Greystone Commercial Real Estate Notes, Series 2024-HC3, Class D, 9.66% (1 mo. Term SOFR + 5.33%), 03/15/2041(a)	$1,500,000	$1,499,954
GS Mortgage Securities Corp. II, Series 2024-MARK, Class D, 7.72% (1 mo. Term SOFR + 3.39%), 06/15/2034(a)	3,150,000	3,157,693
Harvest Commercial Capital Loan Trust
Series 2024-1, Class M2, 6.90%, 10/25/2056(c)	1,929,652	1,957,334
Series 2024-1, Class M3, 7.55%, 10/25/2056(c)	1,228,139	1,242,557
Series 2025-1, Class M4, 9.04%, 06/25/2057(c)	2,992,412	2,889,171
Series 2025-1, Class M5, 9.04%, 06/25/2057(c)	1,994,942	1,876,778
JP Morgan Chase Commercial Mortgage Securities
Series 2018-AON, Class A, 4.13%, 07/05/2031(a)	4,371,000	4,022,935
Series 2018-PHH, Class B, 5.84% (1 mo. Term SOFR + 1.51%), 06/15/2035(a)	3,750,000	2,938,643
Series 2021-NYAH, Class D, 6.23% (1 mo. Term SOFR + 1.90%), 06/15/2038(a)	3,590,000	3,380,785
Series 2022-NLP, Class E, 7.19% (1 mo. Term SOFR + 2.86%), 04/15/2037(a)	4,979,026	4,559,049
Madison Avenue Trust, Series 2015-11MD, Class D, 3.55%, 09/10/2035(a)(c)	2,500,000	2,439,887
Mcp Holding Co. LLC, Series 2024-70P, Class E, 8.96%, 03/10/2041(a)(c)	3,360,000	3,463,268
Morgan Stanley ABS Capital I, Inc., Series 2024-BPR2, Class A, 7.29%, 05/05/2029(a)	6,562,390	6,815,633
Morgan Stanley Capital I Trust, Series 2014-150E, Class A, 3.91%, 09/09/2032(a)	1,150,000	1,015,947

	Par	Value
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class B10, 9.94% (30 day avg SOFR US + 5.61%), 10/25/2049(a)	$2,384,000	$2,416,522
Series 2019-01, Class M10, 7.69% (30 day avg SOFR US + 3.36%), 10/25/2049(a)	2,001,710	2,017,589
Series 2023-01, Class B1, 14.07% (30 day avg SOFR US + 9.75%), 11/25/2053(a)	1,485,000	1,695,168
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class D, 4.39%, 01/05/2043(a)(c)	4,200,000	3,220,536
SKY Trust 2025-LINE, Series 2025-LINE, Class D, 10.26% (1 mo. Term SOFR + 5.93%), 04/15/2042(a)	2,994,737	2,948,862
Starwood Property Mortgage Trust, Series 2021-FL2, Class D, 7.24% (1 mo. Term SOFR + 2.91%), 04/18/2038(a)	4,780,000	4,697,252
TOTAL NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $94,754,135)		95,340,181
ASSET-BACKED SECURITIES — 5.7%
Apollo Aviation Securitization Equity Trust, Series 2024-1A, Class A2, 6.26%, 05/16/2049(a)	2,393,342	2,444,531
AVANT Loans Funding Trust, Series 2024-REV1, Class B, 6.17%, 10/15/2033(a)	4,300,000	4,348,913
Foundation Finance Trust, Series 2024-2A, Class C, 5.32%, 03/15/2050(a)	3,000,000	2,988,621
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1, 4.30%, 01/15/2042(a)	1,337,551	1,300,826
Sabey Data Center Issuer LLC, Series 2022-1, Class A2, 5.00%, 06/20/2047(a)	2,820,000	2,782,268

The accompanying notes are an integral part of these financial statements.

5

Medalist Partners MBS Total Return Fund
Schedule of Investments
May 31, 2025 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Thunderbolt Aircraft Lease, Series 2019-1, Class A, 3.67%, 11/15/2039(a)	$1,938,434	$1,838,478
Volofin Finance Designated Activity Co., Series 2024-1A, Class A, 5.94%, 06/15/2037(a)	1,686,631	1,706,304
TOTAL ASSET-BACKED SECURITIES (Cost $17,179,677)		17,409,941
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES — 3.3%
Fannie Mae Connecticut Avenue Securities
Series 2024-R01, Class 1B1, 7.02% (30 day avg SOFR US + 2.70%), 01/25/2044(a)	1,000,000	1,028,895
Series 2024-R03, Class 2B1, 7.12% (30 day avg SOFR US + 2.80%), 03/25/2044(a)	1,500,000	1,540,072
Fannie Mae or Freddie Mac, 6.00%, 06/15/2041(e)	5,000,000	5,048,777
FARM Mortgage Trust, Series 2024-2, Class B, 5.59%, 08/01/2054(a)(c)	2,361,988	2,135,796
Federal National Mortgage Association, Pool 888534, 5.00%, 08/01/2037	3,153	3,144
FNMA Grantor Trust
Series 2003-T2, Class A1, 4.72% (30 day avg SOFR US + 0.39%), 03/25/2033	17,361	17,212
Series 2004-T3, Class 2A, 5.12%, 08/25/2043(c)	19,346	19,402
FNMA REMIC Trust
Series 2007-30, Class ZM, 4.25%, 04/25/2037(f)	67,001	63,002
Series 2007-W8, Class 1A5, 6.53%, 09/25/2037(c)	5,268	5,198
TOTAL AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $9,753,272)		9,861,498

	Par	Value
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.0%(g)
Fannie Mae-Aces, Series 2006-M1, Class IO, 0.22%, 03/25/2036(c)(d)	$440,031	$2
Government National Mortgage Association
Series 2002-28, Class IO, 1.11%, 01/16/2042(c)(d)	5,055	0(h)
Series 2005-23, Class IO, 0.00%, 06/17/2045(c)(d)(i)	101,701	0(h)
Series 2006-68, Class IO, 0.43%, 05/16/2046(c)(d)	28,969	1(h)
TOTAL AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,200)		3

	Shares
SHORT-TERM INVESTMENTS — 5.5%
Money Market Funds — 5.5%
First American Government Obligations Fund - Class X, 4.23%(j)	16,584,049	16,584,049
TOTAL SHORT-TERM INVESTMENTS (Cost $16,584,049)		16,584,049
TOTAL INVESTMENTS — 102.5% (Cost $329,768,862)		311,051,935
Liabilities in Excess of Other Assets — (2.5)%		(7,591,674)
TOTAL NET ASSETS — 100.0%		$303,460,261

Percentages are stated as a percent of net assets.
REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2025, the value of these securities total $255,513,652 or 84.2% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of May 31, 2025.
The accompanying notes are an integral part of these financial statements.

6

Medalist Partners MBS Total Return Fund
Schedule of Investments
May 31, 2025 (Unaudited)(Continued)
(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of May 31, 2025.

(d)	Interest only security.
(e)	To-be-announced security.
(f)
This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of May 31, 2025.

(g)	Represents less than 0.05% of net assets.
(h)	Rounds to zero.
(i)	Zero coupon bonds make no periodic interest payments.
(j)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.
The accompanying notes are an integral part of these financial statements.

7

Medalist Partners Short Duration Fund
Schedule of Investments
May 31, 2025 (Unaudited)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES — 24.5%
Arbor Realty Trust, Inc., Series 2022-FL1, Class E, 8.08% (30 day avg SOFR US + 3.75%), 01/15/2037(a)(b)	$4,000,000	$3,987,040
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class E, 9.21%, 11/10/2029(a)(b)(c)	4,000,000	3,942,831
Banc of America Re-Remic Trust, Series 2025-ASHF, Class A, 6.18% (1 mo. Term SOFR + 1.85%), 02/15/2042(a)(b)	5,000,000	4,980,043
Barclays Commercial Mortgage Securities LLC, Series 2019-BWAY, Class A, 5.40% (1 mo. Term SOFR + 1.07%), 11/15/2034(a)(b)	1,307,763	840,879
BBCMS Trust, Series 2020-BID, Class B, 6.98% (1 mo. Term SOFR + 2.65%), 10/15/2037(a)(b)	5,000,000	5,001,196
Blackstone Mortgage Trust, Inc.
Series 2021-FL4, Class B, 5.99% (1 mo. Term SOFR + 1.66%), 05/15/2038(a)(b)	4,000,000	3,859,684
Series 2025-FL5, Class AS, 6.42% (1 mo. Term SOFR + 2.10%), 10/18/2042(a)(b)	4,000,000	3,994,663
BX Trust, Series 2021-BXMF, Class G, 7.79% (1 mo. Term SOFR + 3.46%), 10/15/2026(a)(b)	1,939,262	1,910,165
BXMT Ltd.
Series 2020-FL2, Class C, 6.34% (1 mo. Term SOFR + 2.01%), 02/15/2038(a)(b)	5,050,000	4,873,699
Series 2021-FL4, Class C, 6.19% (1 mo. Term SOFR + 1.86%), 05/15/2038(a)(b)	3,000,000	2,854,239
Series 2021-FL4, Class D, 6.69% (1 mo. Term SOFR + 2.36%), 05/15/2038(a)(b)	3,500,000	3,133,634
Federal Home Loan Mortgage Corp., Series 2024-MN9, Class B1, 10.32% (30 day avg SOFR US + 6.00%), 10/25/2044(a)(b)	2,550,000	2,653,418

	Par	Value
Greystone Commercial Real Estate Ltd., Series 2024-HC3, Class B, 7.96% (1 mo. Term SOFR + 3.63%), 03/15/2041(a)(b)	$2,925,000	$2,916,482
Greystone Commercial Real Estate Notes
Series 2024-HC3, Class C, 8.76% (1 mo. Term SOFR + 4.43%), 03/15/2041(a)(b)	4,100,000	4,108,679
Series 2024-HC3, Class D, 9.66% (1 mo. Term SOFR + 5.33%), 03/15/2041(a)(b)	1,160,000	1,159,964
Harvest Commercial Capital Loan Trust
Series 2024-1, Class M2, 6.90%, 10/25/2056(b)(c)	2,692,080	2,730,700
Series 2024-1, Class M3, 7.55%, 10/25/2056(b)(c)	1,719,394	1,739,580
HGI CRE CLO Ltd., Series 2021-FL2, Class E, 6.89% (1 mo. Term SOFR + 2.56%), 09/17/2036(a)(b)	2,038,000	2,015,183
JP Morgan Chase Commercial Mortgage Securities, Series 2021-NYAH, Class D, 6.23% (1 mo. Term SOFR + 1.90%), 06/15/2038(a)(b)	1,400,000	1,318,412
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-1A, Class M1, 4.94% (1 mo. Term SOFR + 0.61%), 03/25/2037(a)(b)	2,388,414	2,205,531
MF1 Multifamily Housing Mortgage Loan Trust
Series 2025-FL17, Class B, 6.12% (1 mo. Term SOFR + 1.79%), 02/18/2040(a)(b)	2,975,000	2,950,058
Series 2025-FL19, Class E, 8.27% (1 mo. Term SOFR + 3.94%), 05/18/2042(a)(b)	3,100,000	3,104,518
Morgan Stanley Capital I Trust, Series 2014-150E, Class A, 3.91%, 09/09/2032(a)(b)	2,000,000	1,766,864
Morgan Stanley Mortgage Capital Holdings LLC, Series 2017-237P, Class A, 3.40%, 09/13/2039(a)(b)	5,000,000	4,734,660

The accompanying notes are an integral part of these financial statements.

8

Medalist Partners Short Duration Fund
Schedule of Investments
May 31, 2025 (Unaudited)(Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES — (Continued)
Multi-family Connecticut Avenue Securities Trust
Series 2020-01, Class CE, 11.94% (30 day avg SOFR US + 7.61%), 03/25/2050(a)(b)	$2,250,000	$2,354,609
Series 2023-01, Class B1, 14.07% (30 day avg SOFR US + 9.75%), 11/25/2053(a)(b)	665,000	759,116
Series 2025-01, Class B1, 9.51% (30 day avg SOFR US + 5.20%), 05/25/2055(a)(b)(d)	3,500,000	3,500,000
Multi-Family Housing Mortgage Loan Trust
Series 2021-FL5, Class D, 6.94% (1 mo. Term SOFR + 2.61%), 07/15/2036(a)(b)	1,000,000	986,825
Series 2021-FL7, Class E, 7.24% (1 mo. Term SOFR + 2.91%), 10/16/2036(a)(b)	1,700,000	1,631,162
SKY Trust 2025-LINE, Series 2025-LINE, Class B, 8.02% (1 mo. Term SOFR + 3.69%), 04/15/2042(a)(b)	4,991,228	4,981,192
TPG Real Estate Finance Issuer Ltd., Series 2021-FL4, Class C, 6.84% (1 mo. Term SOFR + 2.51%), 03/15/2038(a)(b)	5,000,000	4,975,874
TOTAL NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $93,291,095)		91,970,900
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES — 23.6%
Angel Oak Mortgage Trust, Series 2021-3, Class M1, 2.48%, 05/25/2066(a)(b)(c)	620,000	431,675
Bellemeade Re Ltd., Series 2021-3A, Class M1C, 5.87% (30 day avg SOFR US + 1.55%), 09/25/2031(a)(b)	1,725,000	1,731,253

	Par	Value
Bombardier Capital Mortgage Securitization Corp., Series 1999-B, Class A3, 7.18%, 12/15/2029(b)(c)	$86,567	$5,927
Boston Lending Trust, Series 2021-1, Class M2, 2.00%, 07/25/2061(a)(b)(c)(e)	539,328	394,749
Brean Asset Backed Securities Trust, Series 2022-RM5, Class A, 4.50%, 09/25/2062(a)(b)(c)	1,981,912	1,913,671
Chase Mortgage Finance Corp., Series 2021-CL1, Class M2, 5.67% (30 day avg SOFR US + 1.35%), 02/25/2050(a)(b)	1,035,545	1,024,394
CHNGE Mortgage Trust, Series 2022-NQM1, Class A2, 5.82%, 06/25/2067(a)(b)(f)	907,422	904,980
COLT Funding LLC, Series 2022-7, Class M1, 6.27%, 04/25/2067(a)(b)(c)	2,000,000	1,994,117
Credit Suisse Mortgage Trust, Series 2021-NQM4, Class A1, 1.10%, 05/25/2066(a)(b)(c)	1,231,933	1,040,449
Credit-Based Asset Servicing and Securitization, Series 2003-CB1, Class AF, 3.95%, 01/25/2033(b)(f)	1	1
Eagle Re Ltd., Series 2023-1, Class M1A, 6.32% (30 day avg SOFR US + 2.00%), 09/26/2033(a)(b)	439,236	440,850
Ellington Financial Mortgage Trust, Series 2024-RM2, Class A1A, 5.00%, 07/25/2054(a)(b)	1,333,492	1,269,531
FIGRE Trust 2023-HE1
Series 2024-HE5, Class A, 5.44%, 10/25/2054(a)(b)(c)	1,752,091	1,754,546
Series 2025-HE2, Class A, 5.78%, 03/25/2055(a)(b)(c)	2,088,978	2,103,843
Series 2025-PF1, Class A, 5.76%, 06/25/2055(a)(b)(c)	2,964,119	2,968,880
GCAT Trust, Series 2023-NQM1, Class A1, 4.25%, 10/25/2057(a)(b)(c)	2,005,776	1,885,508
Home Re Ltd., Series 2021-1, Class M2, 7.29% (30 day avg SOFR US + 2.96%), 07/25/2033(a)(b)	564,522	567,812

The accompanying notes are an integral part of these financial statements.

9

Medalist Partners Short Duration Fund
Schedule of Investments
May 31, 2025 (Unaudited)(Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
HTAP Trust, Series 2025-1, Class A, 6.50%, 11/25/2042(a)(b)	$4,435,653	$4,365,340
IMC Home Equity Loan Trust, Series 1998-3, Class A8, 5.43%, 08/20/2029(b)(f)	1,031	1,029
JP Morgan Mortgage Trust
Series 2018-7FRB, Class B3, 5.75%, 04/25/2046(a)(b)(c)	2,108,373	2,055,216
Series 2019-6, Class B3, 4.26%, 12/25/2049(a)(b)(c)	3,824,641	3,517,043
Series 2023-HE3, Class A1, 5.93% (30 day avg SOFR US + 1.60%), 05/25/2054(a)(b)	799,964	806,093
JP Morgan Wealth Management, Series 2021-CL1, Class M3, 6.12% (30 day avg SOFR US + 1.80%), 03/25/2051(a)(b)	1,011,838	997,223
LHOME Mortgage Trust, Series 2024-RTL1, Class A1, 7.02%, 01/25/2029(a)(b)(f)	3,500,000	3,533,665
MFRA Trust
Series 2023-NQM3, Class A2, 7.02%, 07/25/2068(a)(b)(f)	1,720,764	1,740,160
Series 2024-RTL2, Class A1, 7.25%, 05/25/2029(a)(b)(f)	1,500,000	1,520,645
Point Securitization Trust, Series 2025-1, Class A1, 6.25%, 06/25/2055(a)(b)	1,500,000	1,497,855
Pretium Mortgage Credit Partners LLC
Series 2024-NPL4, Class A1, 7.00%, 07/25/2054(a)(b)(f)	923,816	931,109
Series 2024-NPL5, Class A1, 5.96%, 09/25/2054(a)(b)(f)	1,441,852	1,429,765
PRKCM Trust, Series 2023-AFC3, Class A3, 7.09%, 09/25/2058(a)(b)(f)	2,713,313	2,738,845
Progress Residential Trust, Series 2022-SFR3, Class E1, 5.20%, 04/17/2039(a)(b)	3,000,000	2,965,199
Radnor Re Ltd.
Series 2021-1, Class M1C, 7.02% (30 day avg SOFR US + 2.70%), 12/27/2033(a)(b)	155,234	155,767

	Par	Value
Series 2023-1, Class M1A, 7.02% (30 day avg SOFR US + 2.70%), 07/25/2033(a)(b)	$593,901	$597,709
Residential Mortgage Loan Trust, Series 2019-3, Class B1, 3.81%, 09/25/2059(a)(b)(c)	2,750,000	2,664,840
Rithm Capital Corp., Series 2023-NQM1, Class A2, 7.32%, 10/25/2063(a)(b)(f)	680,521	690,778
Saluda Grade Mortgage Funding LLC, Series 2025-NPL2, Class A1, 7.77%, 05/25/2030(a)(b)(f)	1,944,843	1,956,522
Sequoia Mortgage Trust, Series 2025-3, Class A2, 5.50%, 04/25/2055(a)(b)(c)	1,904,206	1,876,536
SGR Residential Mortgage Trust, Series 2022-2, Class A3, 5.35%, 08/25/2062(a)(b)(c)	783,175	778,018
Star Trust, Series 2021-SFR1, Class E, 6.14% (1 mo. Term SOFR + 1.81%), 04/17/2038(a)(b)	3,460,000	3,444,951
ToorakMortgage Trust
Series 2024-2, Class A2, 0.00%, 10/25/2031(a)(b)(f)	3,000,000	3,012,695
Series 2024-RRTL1, Class A2, 7.57%, 02/25/2039(a)(b)(f)	3,738,000	3,787,961
TowdPoint Mortgage Trust
Series 2019-HY2, Class B2, 6.69% (1 mo. Term SOFR + 2.36%), 05/25/2058(a)(b)	2,000,000	1,871,819
Series 2024-CES1, Class A1B, 6.05%, 01/25/2064(a)(b)(c)	1,427,287	1,435,628
Unlock Hea Trust, Series 2024-1, Class A, 7.00%, 04/25/2039(a)(b)	3,068,770	3,067,637
VericrestOpportunity Loan Transferee
Series 2021-CF2, Class A1, 5.49%, 11/27/2051(a)(b)(f)	4,517,843	4,506,463
Series 2021-NP11, Class A1, 4.87%, 08/25/2051(a)(b)(f)	1,105,336	1,102,955
Series 2021-NPL4, Class A2, 8.95%, 03/27/2051(a)(b)(e)(f)	1,618,103	1,620,071
Series 2021-NPL6, Class A1, 6.24%, 04/25/2051(a)(b)(f)	838,875	838,185

The accompanying notes are an integral part of these financial statements.

10

Medalist Partners Short Duration Fund
Schedule of Investments
May 31, 2025 (Unaudited)(Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
VerusSecuritization Trust
Series 2022-4, Class A2, 4.74%, 04/25/2067(a)(b)(c)	$1,007,189	$966,607
Series 2022-INV1, Class M1, 5.89%, 08/25/2067(a)(b)(c)	3,000,000	2,974,931
Series 2023-8, Class A3, 6.97%, 12/25/2068(a)(b)(f)	1,531,760	1,560,809
Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.68%, 05/25/2054(a)(b)(f)	803,074	816,570
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $88,196,898)		88,258,825
ASSET-BACKED SECURITIES — 19.2%
ACHV ABS TRUST
Series 2023-3PL, Class C, 7.35%, 08/19/2030(a)(b)	875,803	877,540
Series 2024-3AL, Class D, 6.75%, 12/26/2031(a)(b)	7,000,000	7,013,841
Affirm, Inc., Series 2023-B, Class 1C, 7.81%, 09/15/2028(a)(b)	2,450,000	2,463,410
Ally Bank Auto Credit-Linked Notes, Series 2024-B, Class C, 5.22%, 09/15/2032(a)(b)	774,020	773,951
American Credit Acceptance Receivables Trust, Series 2021-4, Class E, 3.12%, 02/14/2028(a)(b)	3,000,000	2,998,181
BOF URSA Funding Trust, Series 2024-EDU1, Class A, 5.77% (30 day avg SOFR US + 1.45%), 06/25/2047(a)(b)	1,739,169	1,751,129
CPS Auto Trust, Series 2022-D, Class D, 8.73%, 01/16/2029(a)(b)	4,000,000	4,175,398
Exeter Automobile Receivables Trust
Series 2021-2A, Class D, 1.40%, 04/15/2027(b)	1,012,622	994,084
Series 2021-3A, Class D, 1.55%, 06/15/2027(b)	1,926,312	1,889,692
Series 2021-4A, Class D, 1.96%, 01/17/2028(b)	1,917,880	1,894,557

	Par	Value
Flagship Credit Auto Trust, Series 2019-3, Class E, 3.84%, 12/15/2026(a)(b)	$1,213,736	$1,212,871
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1, 4.30%, 01/15/2042(a)(b)	2,643,161	2,570,588
Oportun Financial Corp., Series 2021-B, Class B, 1.96%, 05/08/2031(a)(b)	600,353	585,118
Oxford Finance Funding Trust, Series 2023-1A, Class A2, 6.72%, 02/15/2031(a)(b)	1,964,219	1,989,514
PagayaAI Debt Selection Trust
Series 2021-HG1, Class A, 1.22%, 01/16/2029(a)(b)	464,657	461,930
Series 2022-2, Class B, 6.63%, 01/15/2030(a)(b)	183,510	183,751
Series 2022-3, Class B, 8.05%, 03/15/2030(a)(b)	421,090	421,534
Series 2022-5, Class B, 10.31%, 06/17/2030(a)(b)	999,963	1,036,375
Series 2023-7, Class C, 8.80%, 07/15/2031(a)(b)	4,998,138	5,061,281
Series 2023-8, Class A, 7.30%, 06/16/2031(a)(b)	1,176,615	1,197,031
Series 2023-8, Class B, 7.96%, 06/16/2031(a)(b)	2,609,683	2,658,234
Series 2024-1, Class C, 8.34%, 07/15/2031(a)(b)	2,845,433	2,887,490
Series 2024-6, Class C, 7.07%, 11/15/2031(a)(b)	5,872,616	5,916,995
Series 2024-8, Class A, 5.33%, 01/15/2032(a)(b)	785,971	788,645
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A, 3.97%, 06/15/2044(a)(b)	2,709,742	2,637,653
South Carolina Student Loan Corp., Series 2013-1, Class A, 4.94% (30 day avg SOFR US + 0.61%), 01/25/2041(b)	52,082	51,704
SpringCastle America LLC, Series 2020-AA, Class A, 1.97%, 09/25/2037(a)(b)	2,655,089	2,460,836
Theorem Funding Trust, Series 2022-2A, Class B, 9.27%, 12/15/2028(a)(b)	6,000,000	6,092,496
Thunderbolt Aircraft Lease, Series 2019-1, Class A, 3.67%, 11/15/2039(a)(b)	2,401,344	2,277,518

The accompanying notes are an integral part of these financial statements.

11

Medalist Partners Short Duration Fund
Schedule of Investments
May 31, 2025 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Upgrade Master Pass-Thru Trust, Series 2025-ST3, Class A, 5.98%, 06/15/2032(a)(b)	$3,000,000	$3,017,514
Upstart Securitization Trust, Series 2023-2, Class B, 7.92%, 06/20/2033(a)(b)	3,000,000	3,034,487
TOTAL ASSET-BACKED SECURITIES (Cost $71,087,634)		71,375,348
COLLATERALIZED LOAN OBLIGATIONS — 16.9%
ABPCI Direct Lending Fund CLO LLC, Series 2016-1A, Class A1A2, 6.23% (3 mo. Term SOFR + 1.96%), 07/20/2033(a)(b)	3,000,000	3,003,543
Antares CLO Ltd., Series 2021-1A, Class A1, 6.07% (3 mo. Term SOFR + 1.79%), 07/25/2033(a)(b)	5,500,000	5,504,125
Ares Direct Lending CLO LLC, Series 2025-1A, Class A1, 5.40% (3 mo. Term SOFR + 1.38%), 04/20/2038(a)(b)	2,500,000	2,491,250
BCC Middle Market CLO LLC
Series 2023-2A, Class A1, 6.77% (3 mo. Term SOFR + 2.50%), 10/21/2035(a)(b)	2,500,000	2,514,763
Series 2024-1A, Class A1, 6.03% (3 mo. Term SOFR + 1.75%), 07/17/2036(a)(b)	4,000,000	4,022,812
BCRED BSL CLO Ltd., Series 2023-1A, Class A, 6.57% (3 mo. Term SOFR + 2.30%), 01/20/2036(a)(b)	2,950,000	2,962,299
Blackrock CLO Ltd., Series 2022-1A, Class AR, 5.86% (3 mo. Term SOFR + 1.60%), 01/15/2038(a)(b)	3,750,000	3,755,693
Cerberus Loan Funding LP, Series 2024-4A, Class AN, 5.91% (3 mo. Term SOFR + 1.65%), 10/15/2036(a)(b)	3,000,000	3,021,440
Crown Point CLO IV Ltd., Series 2018-4A, Class A, 5.63% (3 mo. Term SOFR + 1.36%), 04/20/2031(a)(b)	500,053	500,479

	Par	Value
Golub Capital Partners CLO Ltd., Series 2016-30A, Class AR2, 5.89% (3 mo. Term SOFR + 1.62%), 04/20/2034(a)(b)	$6,750,000	$6,761,813
ICG US CLO Ltd., Series 2014-1A, Class A1A2, 5.73% (3 mo. Term SOFR + 1.46%), 10/20/2034(a)(b)	3,650,000	3,656,782
KKR CLO 9 Ltd., Series 9, Class AR2, 5.47% (3 mo. Term SOFR + 1.21%), 07/15/2030(a)(b)	84,050	84,089
Kohlberg & Co. LLC, Series 2025-1A, Class A, 6.08% (3 mo. Term SOFR + 1.75%), 07/15/2037(a)(b)	3,500,000	3,500,000
LCM LP, Series 39A, Class A1R, 5.60% (3 mo. Term SOFR + 1.34%), 10/15/2034(a)(b)	2,000,000	2,002,518
Owl Rock CLO Ltd.
Series 2020-3A, Class AR, 6.12% (3 mo. Term SOFR + 1.85%), 04/20/2036(a)(b)	2,330,000	2,345,613
Series 2023-12A, Class A1A, 6.82% (3 mo. Term SOFR + 2.55%), 07/20/2034(a)(b)	4,000,000	4,012,936
Palmer Square CLO Ltd., Series 2019-1A, Class A1R, 5.72% (3 mo. Term SOFR + 1.41%), 11/14/2034(a)(b)	2,030,000	2,032,322
PennantPark CLO Ltd., Series 2021-3A, Class A1, 6.15% (3 mo. Term SOFR + 1.88%), 10/22/2032(a)(b)	1,767,602	1,768,563
Saranac CLO III Ltd., Series 2014-3A, Class ALR, 6.45% (3 mo. LIBOR US + 1.60%), 06/22/2030(a)(b)(g)	88,897	88,999
THL Credit Lake Shore MM CLO Ltd., Series 2021-1A, Class AR, 5.96% (3 mo. Term SOFR + 1.70%), 01/15/2037(a)(b)	4,500,000	4,507,317
TrinitasCLO Ltd.
Series 2019-11A, Class A1RR, 5.45% (3 mo. Term SOFR + 1.19%), 07/15/2034(a)(b)	1,750,000	1,748,619

The accompanying notes are an integral part of these financial statements.

12

Medalist Partners Short Duration Fund
Schedule of Investments
May 31, 2025 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
Series 2020-14A, Class A1R, 5.62% (3 mo. Term SOFR + 1.34%), 01/25/2034(a)(b)	$1,100,000	$1,101,079
Venture CDO Ltd., Series 2017-28AA, Class A1RR, 5.38% (3 mo. Term SOFR + 1.11%), 10/20/2034(a)(b)	1,750,000	1,747,154
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $63,120,692)		63,134,208
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES — 13.5%
Connecticut Avenue Securities Trust 2024-R04
Series 2024-R05, Class 2B1, 6.32% (30 day avg SOFR US + 2.00%), 07/25/2044(a)(b)	2,596,000	2,612,065
Series 2025-R01, Class 1M2, 5.82% (30 day avg SOFR US + 1.50%), 01/25/2045(a)(b)	2,500,000	2,518,069
Fannie Mae Connecticut Avenue Securities
Series 2020-SBT1, Class 1M2, 8.09% (30 day avg SOFR US + 3.76%), 02/25/2040(a)(b)	1,983,000	2,068,574
Series 2021-R01, Class 1B1, 7.42% (30 day avg SOFR US + 3.10%), 10/25/2041(a)(b)	1,150,000	1,179,469
Series 2021-R01, Class 1M2, 5.87% (30 day avg SOFR US + 1.55%), 10/25/2041(a)(b)	1,354,241	1,373,361
Series 2021-R02, Class 2M2, 6.32% (30 day avg SOFR US + 2.00%), 11/25/2041(a)(b)	2,000,000	2,012,442
Series 2022-R01, Class 1M2, 6.22% (30 day avg SOFR US + 1.90%), 12/25/2041(a)(b)	1,300,000	1,312,496

	Par	Value
Series 2023-R01, Class 1M2, 8.07% (30 day avg SOFR US + 3.75%), 12/25/2042(a)(b)	$1,000,000	$1,057,269
Series 2023-R04, Class 1M2, 7.87% (30 day avg SOFR US + 3.55%), 05/25/2043(a)(b)	2,750,000	2,911,299
Series 2024-R01, Class 1B1, 7.02% (30 day avg SOFR US + 2.70%), 01/25/2044(a)(b)	1,200,000	1,234,674
Series 2024-R02, Class 1B1, 6.82% (30 day avg SOFR US + 2.50%), 02/25/2044(a)(b)	2,350,000	2,398,585
Series 2024-R03, Class 2B1, 7.12% (30 day avg SOFR US + 2.80%), 03/25/2044(a)(b)	1,000,000	1,026,715
Series 2024-R03, Class 2M2, 6.27% (30 day avg SOFR US + 1.95%), 03/25/2044(a)(b)	1,000,000	1,013,140
Federal National Mortgage Association, Series 2025-30, Class BA, 5.00%, 04/25/2052(b)	1,950,433	1,920,818
Freddie Mac Structured Agency Credit Risk
Series 2018-SPI2, Class M2, 3.85%, 05/25/2048(a)(b)(c)	29,416	28,452
Series 2020-HQA5, Class B1, 8.32% (30 day avg SOFR US + 4.00%), 11/25/2050(a)(b)	1,350,000	1,486,786
Series 2021-DNA2, Class B1, 7.72% (30 day avg SOFR US + 3.40%), 08/25/2033(a)(b)	2,060,000	2,289,229
Series 2021-DNA6, Class M2, 5.82% (30 day avg SOFR US + 1.50%), 10/25/2041(a)(b)	1,349,620	1,356,127
Series 2022-DNA1, Class M2, 6.82% (30 day avg SOFR US + 2.50%), 01/25/2042(a)(b)	2,500,000	2,549,747

The accompanying notes are an integral part of these financial statements.

13

Medalist Partners Short Duration Fund
Schedule of Investments
May 31, 2025 (Unaudited)(Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Series 2023-HQA2, Class M1A, 6.32% (30 day avg SOFR US + 2.00%), 06/25/2043(a)(b)	$863,947	$872,051
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2023-HQA2, Class M2, 8.17% (30 day avg SOFR US + 3.85%), 06/25/2043(a)(b)	1,000,000	1,064,792
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2021-DNA1, Class B1, 6.97% (30 day avg SOFR US + 2.65%), 01/25/2051(a)(b)	1,060,000	1,112,392
Series 2021-DNA5, Class B1, 7.37% (30 day avg SOFR US + 3.05%), 01/25/2034(a)(b)	2,000,000	2,157,577
Series 2022-DNA3, Class M1B, 7.22% (30 day avg SOFR US + 2.90%), 04/25/2042(a)(b)	7,500,000	7,748,162
Series 2022-DNA4, Class M1B, 7.67% (30 day avg SOFR US + 3.35%), 05/25/2042(a)(b)	4,163,000	4,329,408
Government National Mortgage Association, Series 2008-55, Class WT, 5.47%, 06/20/2037(b)(c)	4,548	4,556
TOTAL AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $48,189,404)		49,638,255
CORPORATE BONDS — 0.5%
Financial — 0.5%
Korth Direct Mortgage, Inc., 11.60%, 02/25/2026(a)(b)(d)(f)	2,000,000	1,891,250
TOTAL CORPORATE BONDS (Cost $2,000,000)		1,891,250

	Par	Value
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.0%(h)
Government National Mortgage Association, Series 2009-4, Class IO, 0.39%, 01/16/2049(b)(c)(i)	$256,270	$233
TOTAL AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,575)		233

	Shares
SHORT-TERM INVESTMENTS — 5.9%
Money Market Funds — 5.9%
First American Government Obligations Fund - Class X, 4.23%(j)	22,064,167	22,064,167
TOTAL SHORT-TERM INVESTMENTS (Cost $22,064,167)		22,064,167
TOTAL INVESTMENTS — 104.1% (Cost $387,951,465)		388,333,186
Liabilities in Excess of Other Assets — (4.1)%		(15,380,774)
TOTAL NET ASSETS — 100.0%		$372,952,412

Percentages are stated as a percent of net assets.
LIBOR - London Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2025, the value of these securities total $355,036,138 or 95.2% of the Fund’s net assets.

(b)	Non-income producing security.
(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of May 31, 2025.

The accompanying notes are an integral part of these financial statements.

14

Medalist Partners Short Duration Fund
Schedule of Investments
May 31, 2025 (Unaudited)(Continued)
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $5,391,250 or 1.4% of net assets as of May 31, 2025.

(e)
This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of May 31, 2025.

(f)	Step coupon bond. The rate disclosed is as of May 31, 2025.
(g)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(h)	Represents less than 0.05% of net assets.
(i)	Interest only security.
(j)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.
The accompanying notes are an integral part of these financial statements.

15

MEDALIST PARTNERS FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
at May 31, 2025 (Unaudited)

	Medalist Partners MBS Total Return Fund	Medalist Partners Short Duration Fund
ASSETS
Investments in securities, at value (identified cost $329,768,862 and $387,951,465, respectively)	$311,051,935	$388,333,186
Receivables
Fund shares issued	576,982	394,483
Interest	1,008,493	1,260,354
Prepaid expenses	58,580	55,809
Total assets	312,695,990	390,043,832
LIABILITIES
Payables
Dividends	437,650	434,573
Investments purchased	8,075,766	12,760,971
Fund shares redeemed	360,232	421,851
Due to Custodian	—	3,074,931
Due to Adviser	150,761	111,856
Administration and fund accounting fees	70,808	73,493
Sub-transfer agency fees	80,003	120,272
Transfer agent fees and expenses	9,581	17,693
12b-1 distribution fees	24,891	40,629
Audit fees	13,874	13,176
Custody fees	3,329	13,073
Chief Compliance Officer fee	2,053	2,053
Trustee fees and expenses	1,322	1,321
Accrued other expenses	5,459	5,528
Total liabilities	9,235,729	17,091,420
NET ASSETS	$303,460,261	$372,952,412
CALCULATION OF NET ASSET VALUE PER SHARE
Class A
Net assets applicable to shares outstanding	$7,705,526
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	897,559
Net asset value and redemption price per share	$8.58
Maximum offering price per share (Net asset value per share divided by 98.00%)	$8.76
Investor Class
Net assets applicable to shares outstanding	$22,552,296	$39,520,225
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	2,632,480	4,149,796
Net asset value, offering and redemption price per share	$8.57	$9.52

The accompanying notes are an integral part of these financial statements.

16

MEDALIST PARTNERS FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
at May 31, 2025 (Unaudited)(Continued)

	Medalist Partners MBS Total Return Fund	Medalist Partners Short Duration Fund
Institutional Class
Net assets applicable to shares outstanding	$273,202,439	$333,432,187
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	31,968,747	35,035,336
Net asset value, offering and redemption price per share	$8.55	$9.52
COMPONENTS OF NET ASSETS
Paid-in capital	$751,340,834	$398,452,340
Total accumulated deficit	(447,880,573)	(25,499,928)
Net assets	$303,460,261	$372,952,412

The accompanying notes are an integral part of these financial statements.

17

Medalist Partners Funds
STATEMENTS OF OPERATIONS
For the Six Months Ended May 31, 2025 (Unaudited)

	Medalist Partners MBS Total Return Fund	Medalist Partners Short Duration Fund
INVESTMENT INCOME
Income
Interest	$11,102,760	$10,835,555
Total income	11,102,760	10,835,555
Expenses
Advisory fees (Note 4)	929,952	561,415
Administration and fund accounting fees (Note 4)	181,785	176,871
Sub-transfer agency expenses (Note 4)	93,011	122,023
Transfer agent fees and expenses (Note 4)	45,109	44,509
Registration fees	31,184	29,269
12b-1 fees - Class A (Note 5)	8,802	—
12b-1 fees - Investor Class (Note 5)	28,897	39,939
Custody fees (Note 4)	15,817	19,730
Audit fees	15,274	14,277
Trustees fees and expenses	13,823	13,824
Chief Compliance Officer fee (Note 4)	6,220	6,220
Legal fees	5,438	5,506
Miscellaneous	4,082	4,231
Insurance expense	2,668	3,434
Shareholder reporting	2,054	3,063
Total expenses before interest expense and waiver	1,384,116	1,044,311
Interest expense (Note 7)	12,543	—
Total expenses before advisory fee waiver/recoupment	1,396,659	1,044,311
Advisory fee waiver/recoupment (Note 4)	49,173	(41,266)
Net expenses	1,445,832	1,003,045
Net investment income	9,656,928	9,832,510
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain on investments	213,749	843,607
Net change in unrealized appreciation/(depreciation) on investments	(1,356,106)	(331,278)
Net realized and unrealized gain/(loss) on investments	(1,142,357)	512,329
Net increase in net assets resulting from operations	$8,514,571	$10,344,839

The accompanying notes are an integral part of these financial statements.

18

Medalist Partners MBS Total Return Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2025 (Unaudited)	Year Ended November 30, 2024
NET INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$9,656,928	$15,322,365
Net realized gain from investments	213,749	1,321,386
Net change in unrealized appreciation/(depreciation) on investments	(1,356,106)	15,973,165
Net increase in net assets resulting from operations	8,514,571	32,616,916
DISTRIBUTIONS TO SHAREHOLDERS
Class A	(224,255)	(414,745)
Institutional Class	(9,273,790)	(14,108,283)
Investor Class	(739,088)	(1,105,652)
Total distributions to shareholders	(10,237,133)	(15,628,680)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares(a)	743,902	90,691,714
Total increase/(decrease) in net assets	(978,660)	107,679,950
NET ASSETS
Beginning of period	304,438,921	196,758,971
End of period	$303,460,261	$304,438,921

(a)	A summary of share transactions is as follows:

	Class A
	Six Months Ended May 31, 2025 (Unaudited)		Year Ended November 30, 2024
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	215,713	$1,860,168	408,725	$3,378,255
Shares issued on reinvestments of distributions	25,017	214,833	47,962	402,504
Shares redeemed	(170,681)	(1,467,724)	(169,027)	(1,407,123)
Net increase	70,049	$607,277	287,660	$2,373,636

	Investor Class
	Six Months Ended May 31, 2025 (Unaudited)		Year Ended November 30, 2024
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	1,078,184	$9,241,375	2,498,326	$21,061,190
Shares issued on reinvestments of distributions	76,402	654,939	113,375	950,860
Shares redeemed	(1,445,718)	(12,370,102)	(1,326,366)	(11,110,506)
Net increase/(decrease)	(291,132)	$(2,473,788)	1,285,335	$10,901,544

The accompanying notes are an integral part of these financial statements.

19

Medalist Partners MBS Total Return Fund
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Institutional Class
	Six Months Ended May 31, 2025 (Unaudited)		Year Ended November 30, 2024
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	15,463,815	$132,251,072	27,327,494	$228,034,581
Shares issued on reinvestments of distributions	779,275	6,665,866	1,158,653	9,690,423
Shares redeemed	(15,981,445)	(136,306,525)	(19,475,077)	(160,308,470)
Net increase	261,645	$2,610,413	9,011,070	$77,416,534

The accompanying notes are an integral part of these financial statements.

20

Medalist Partners Short Duration Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2025 (Unaudited)	Year Ended November 30, 2024
NET INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$9,832,510	$18,399,973
Net realized gain from investments	843,607	1,122,746
Net change in unrealized appreciation/(depreciation) on investments	(331,278)	5,403,088
Net increase in net assets resulting from operations	10,344,839	24,925,807
DISTRIBUTIONS TO SHAREHOLDERS
Investor Class	(965,580)	(1,246,542)
Institutional Class	(9,068,072)	(17,558,338)
Total distributions to shareholders	(10,033,652)	(18,804,880)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares(a)	98,124,351	24,432,002
Total increase in net assets	98,435,538	30,552,929
NET ASSETS
Beginning of period	274,516,874	243,963,945
End of period	$372,952,412	$274,516,874

(a)	A summary of share transactions is as follows:

	Investor Class
	Six Months Ended May 31, 2025 (Unaudited)		Year Ended November 30, 2024
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	2,167,149	$20,649,019	1,783,926	$16,843,091
Shares issued on reinvestments of distributions	85,720	817,104	115,912	1,094,217
Shares redeemed	(973,541)	(9,278,713)	(592,598)	(5,592,296)
Net increase	1,279,328	$12,187,410	1,307,240	$12,345,012

	Investor Class
	Six Months Ended May 31, 2025 (Unaudited)		Year Ended November 30, 2024
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	19,847,166	$189,143,217	14,818,270	$139,279,283
Shares issued on reinvestments of distributions	686,023	6,534,626	1,362,472	12,838,104
Shares redeemed	(11,522,780)	(109,740,902)	(14,824,693)	(140,030,397)
Net increase	9,010,409	$85,936,941	1,356,049	$12,086,990

The accompanying notes are an integral part of these financial statements.

21

MEDALIST PARTNERS MBS TOTAL RETURN FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS
For a share outstanding throughout each period

	Six Months Ended May 31, 2025 (Unaudited)	Year Ended November 30,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.60	$7.93	$7.87	$9.63	$9.07	$10.43
INCOME FROM INVESTMENT OPERATIONS:
Net investment income^	0.26	0.56	0.67	0.38	0.26	0.36
Net realized and unrealized gain/(loss) on investments	(0.01)	0.69	0.11	(1.71)	0.59	(1.33)
Total from investment operations	0.25	1.25	0.78	(1.33)	0.85	(0.97)
LESS DISTRIBUTIONS:
From net investment income	(0.28)	(0.58)	(0.72)	(0.43)	(0.29)	(0.39)
Total distributions	(0.28)	(0.58)	(0.72)	(0.43)	(0.29)	(0.39)
Net asset value, end of period	$8.57	$8.60	$7.93	$7.87	$9.63	$9.07
Total return	2.84%+	16.15%	10.28%	−14.16%	9.46%	−9.24%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)	$ 22,552	$ 25,155	$ 12,988	$17,668	$ 54,546	$ 73,022
Ratio of expenses to average net assets*:
Before waiver/recoupment	1.13%++	1.20%	1.17%	1.12%	1.05%	1.09%
After waiver/recoupment	1.16%++	1.17%	1.17%	1.12%	1.05%	1.09%
Ratio of net investment income to average net assets:
Before waiver/recoupment	6.06%++	6.68%	8.40%	4.05%	2.77%	3.81%
After waiver/recoupment	6.03%++	6.71%	8.40%	4.05%	2.77%	3.81%
Portfolio turnover rate	40%+	30%	36%	13%	78%	79%

^	Based on average shares outstanding.
*
Includes interest expense of 0.05% for the year ended November 30, 2022. Includes interest and excise tax expenses of 0.04% for the year ended November 30, 2023. Includes interest expense of 0.02% for the year ended November 30, 2024. Includes interest expense of 0.01% for the six months ended May 31, 2025.

+	Not annualized.
++	Annualized.
The accompanying notes are an integral part of these financial statements.

22

MEDALIST PARTNERS MBS TOTAL RETURN FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS
For a share outstanding throughout each period

	Six Months Ended May 31, 2025 (Unaudited)	Year Ended November 30,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.58	$7.91	$7.86	$9.61	$9.05	$10.44
INCOME FROM INVESTMENT OPERATIONS:
Net investment income^	0.26	0.58	0.69	0.39	0.29	0.38
Net realized and unrealized gain/(loss) on investments	(0.01)	0.69	0.10	(1.69)	0.59	(1.36)
Total from investment operations	0.25	1.27	0.79	(1.30)	0.88	(0.98)
LESS DISTRIBUTIONS:
From net investment income	(0.28)	(0.60)	(0.74)	(0.45)	(0.32)	(0.41)
Total distributions	(0.28)	(0.60)	(0.74)	(0.45)	(0.32)	(0.41)
Net asset value, end of period	$8.55	$8.58	$7.91	$7.86	$9.61	$9.05
Total return	2.96%+	16.46%	10.44%	−13.87%	9.75%	−9.28%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)	$ 273,202	$ 272,150	$ 179,483	$ 318,235	$ 1,125,605	$ 1,065,862
Ratio of expenses to average net assets*:
Before waiver/recoupment	0.88%++	0.95%	0.92%	0.87%	0.80%	0.84%
After waiver/recoupment	0.91%++	0.92%	0.92%	0.87%	0.80%	0.84%
Ratio of net investment income to average net assets:
Before waiver/recoupment	6.31%++	6.91%	8.67%	4.30%	3.02%	4.04%
After waiver/recoupment	6.28%++	6.94%	8.67%	4.30%	3.02%	4.04%
Portfolio turnover rate	40%+	30%	36%	13%	78%	79%

^	Based on average shares outstanding.
*
Includes interest expense of 0.05% for the year ended November 30, 2022. Includes interest and excise tax expenses of 0.04% for the year ended November 30, 2023. Includes interest expense of 0.02% for the year ended November 30, 2024. Includes interest expense of 0.01% for the six months ended May 31, 2025.

+	Not annualized.
++	Annualized.
The accompanying notes are an integral part of these financial statements.

23

MEDALIST PARTNERS MBS TOTAL RETURN FUND
FINANCIAL HIGHLIGHTS
CLASS A
For a share outstanding throughout each period

	Six Months Ended May 31, 2025 (Unaudited)	Year Ended November 30,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.62	$7.94	$7.88	$9.64	$9.08	$10.43
INCOME FROM INVESTMENT OPERATIONS:
Net investment income^	0.26	0.56	0.66	0.39	0.26	0.36
Net realized and unrealized gain/(loss) on investments	(0.03)	0.70	0.12	(1.73)	0.59	(1.32)
Total from investment operations	0.23	1.26	0.78	(1.34)	0.85	(0.96)
LESS DISTRIBUTIONS:
From net investment income	(0.27)	(0.58)	(0.72)	(0.42)	(0.29)	(0.39)
Total distributions	(0.27)	(0.58)	(0.72)	(0.42)	(0.29)	(0.39)
Net asset value, end of period	$8.58	$8.62	$7.94	$7.88	$9.64	$9.08
Total return	2.71%+	16.27%	10.26%	−14.15%	9.45%	−9.14%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)	$ 7,706	$ 7,134	$ 4,288	$4,586	$ 8,810	$ 10,256
Ratio of expenses to average net assets*:
Before waiver/recoupment	1.13%++	1.20%	1.17%	1.12%	1.05%	1.09%
After waiver/recoupment	1.16%++	1.17%	1.17%	1.12%	1.05%	1.09%
Ratio of net investment income to average net assets:
Before waiver/recoupment	6.07%++	6.68%	8.22%	4.05%	2.77%	3.83%
After waiver/recoupment	6.04%++	6.71%	8.22%	4.05%	2.77%	3.83%
Portfolio turnover rate	40%+	30%	36%	13%	78%	79%

^	Based on average shares outstanding.
*
Includes interest expense of 0.05% for the year ended November 30, 2022. Includes interest and excise tax expenses of 0.04% for the year ended November 30, 2023. Includes interest expense of 0.02% for the year ended November 30, 2024. Includes interest expense of 0.01% for the six months ended May 31, 2025.

+	Not annualized.
++	Annualized.
The accompanying notes are an integral part of these financial statements.

24

MEDALIST PARTNERS SHORT DURATION FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS
For a share outstanding throughout each period

	Six Months Ended May 31, 2025 (Unaudited)	Year Ended November 30,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.51	$9.31	$9.11	$9.63	$9.56	$9.89
INCOME FROM INVESTMENT OPERATIONS:
Net investment income^	0.28	0.58	0.56	0.21	0.14	0.18
Net realized and unrealized gain/(loss) on investments	0.02	0.21	0.20	(0.48)	0.08	(0.33)
Total from investment operations	0.30	0.79	0.76	(0.27)	0.22	(0.15)
LESS DISTRIBUTIONS:
From net investment income	(0.29)	(0.59)	(0.56)	(0.25)	(0.15)	(0.18)
Total distributions	(0.29)	(0.59)	(0.56)	(0.25)	(0.15)	(0.18)
Net asset value, end of period	$9.52	$9.51	$9.31	$9.11	$9.63	$9.56
Total return	3.15%+	8.79%	8.57%	−2.80%	2.25%	−1.43%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)	$39,520	$27,289	$14,548	$19,655	$44,379	$60,465
Ratio of expenses to average net assets:
Before fee waiver	0.88%++	0.91%	0.91%	0.91%	0.87%	0.88%
After fee waiver	0.85% ++	0.85%	0.85%	0.86%*	0.85%	0.85%
Ratio of net investment income to average net assets:
Before fee waiver	5.91%++	6.11%	5.97%	2.34%	1.48%	1.87%
After fee waiver	5.94%++	6.17%	6.03%	2.39%	1.50%	1.90%
Portfolio turnover rate	47%+	86%	43%	42%	83%	107%

^	Based on average shares outstanding.
*	Includes interest expense of 0.01%.
+	Not annualized.
++	Annualized.
The accompanying notes are an integral part of these financial statements.

25

MEDALIST PARTNERS SHORT DURATION FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS
For a share outstanding throughout each period

	Six Months Ended May 31, 2025 (Unaudited)	Year Ended November 30,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.50	$9.30	$9.10	$9.63	$9.55	$9.90
INCOME FROM INVESTMENT OPERATIONS:
Net investment income^	0.29	0.60	0.58	0.25	0.17	0.20
Net realized and unrealized gain/(loss) on investments	0.03	0.22	0.20	(0.50)	0.08	(0.34)
Total from investment operations	0.32	0.82	0.78	(0.25)	0.25	(0.14)
LESS DISTRIBUTIONS:
From net investment income	(0.30)	(0.62)	(0.58)	(0.28)	(0.17)	(0.21)
Total distributions	(0.30)	(0.62)	(0.58)	(0.28)	(0.17)	(0.21)
Net asset value, end of period	$9.52	$9.50	$9.30	$9.10	$9.63	$9.55
Total return	3.38% +	9.06%	8.85%	−2.66%	2.61%	−1.28%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)	$ 333,432	$ 247,228	$ 229,416	$ 177,641	$ 269,554	$ 327,719
Ratio of expenses to average net assets:
Before fee waiver	0.63%++	0.66%	0.66%	0.66%	0.62%	0.63%
After fee waiver	0.60%++	0.60%	0.60%	0.61% *	0.60%	0.60%
Ratio of net investment income to average net assets:
Before fee waiver	6.14%++	6.36%	6.25%	2.59%	1.73%	2.06%
After fee waiver	6.17%++	6.42%	6.31%	2.64%	1.75%	2.09%
Portfolio turnover rate	47%+	86%	43%	42%	83%	107%

^	Based on average shares outstanding.
*	Includes interest expense of 0.01%.
+	Not annualized.
++	Annualized.
The accompanying notes are an integral part of these financial statements.

26

MEDALIST PARTNERS FUNDS
NOTES TO FINANCIAL STATEMENTS
at May 31, 2025 (Unaudited)
NOTE 1 – ORGANIZATION
The Medalist Partners MBS Total Return Fund and the Medalist Partners Short Duration Fund (each a “Fund” and collectively, the “Funds”) are each a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.
The investment objective of the Medalist Partners MBS Total Return Fund (“Total Return Fund”) is to seek a high level of risk-adjusted current income and capital appreciation. The investment objective of the Medalist Partners Short Duration Fund (“Short Duration Fund”) is to seek a high level of current income that is consistent with preservation of capital. Each Fund currently offers Investor Class shares and Institutional Class shares and the Total Return Fund offers Class A shares. The Total Return Fund Class A shares may be subject to a 2.00% front-end sales load. The Total Return Fund’s Investor Class shares and Institutional Class shares commenced operations on July 22, 2013, and the Class A shares commenced operations on December 18, 2015. The Short Duration Fund’s Investor Class shares and Institutional Class shares commenced operations on December 23, 2010.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.
A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.
B.
Federal Income Taxes: It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Each Fund will be liable for an excise tax on the amount by which it does not meet the distribution requirements and will accrue an excise tax liability at the time that the liability can be estimated and is probable.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Funds’ prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
C.
Security Transactions, Income and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are calculated on the basis of high amortized cost. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security using the effective interest method, except for premiums on certain callable debt securities that are amortized to the earliest call date. Non-cash interest income included in interest income, if any, is recorded at the fair market value of additional par received. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the statement of operations. Distributions to shareholders are recorded on the ex-dividend date.

27

MEDALIST PARTNERS FUNDS
NOTES TO FINANCIAL STATEMENTS
at May 31, 2025 (Unaudited)(Continued)
Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of each Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.
Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees. Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets. Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.
The Funds declare dividends from net investment income daily and distribute the dividends to shareholders monthly. The Funds distribute any realized gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes.
The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.
D.
Restricted Securities: The Funds may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws. The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult. At May 31, 2025, the Funds held securities issued pursuant to Rule 144A under the Securities Act of 1933. All Rule 144A securities except for three securities in the Total Return Fund and no securities in the Short Duration Fund have been classified as liquid under the Funds’ liquidity risk management program. At May 31, 2025, the Total Return Fund held $2.98 or 0.0% in 144A securities classified as illiquid. Other restricted investments held by the Funds at May 31, 2025 are disclosed in the notes to the schedules of investments.

E.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

F.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

G.
Events Subsequent to the Fiscal Period End: In preparing the financial statements as of May 31, 2025, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements. Management has determined there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

28

MEDALIST PARTNERS FUNDS
NOTES TO FINANCIAL STATEMENTS
at May 31, 2025 (Unaudited)(Continued)
NOTE 3 – SECURITIES VALUATION
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that each Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.
Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).
Market values for fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Each independent pricing service typically values securities based on one or more inputs as described below. Securities that use similar valuation techniques and inputs as described below are categorized as level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values are generally categorized as level 3.
Mortgage- and Asset-Backed Securities: Mortgage- and asset-backed securities are securities issued as separate tranches, or classes, of securities within each deal. These securities are normally valued by independent pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.
U.S. Government Securities: U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.
U.S. Government Agency Securities: U.S. Government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Agency issued debt securities are generally valued in a manner similar to U.S. Government securities. Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-through certificates. TBA securities and mortgage pass-throughs are generally valued using dealer quotations.
Other Debt Securities: Other debt securities, including corporate and municipal bonds, are valued at their mean prices furnished by an independent pricing service provider using valuation methods that are designed to represent fair value. These valuation methods can include matrix pricing and other

29

MEDALIST PARTNERS FUNDS
NOTES TO FINANCIAL STATEMENTS
at May 31, 2025 (Unaudited)(Continued)
analytical pricing models, market transactions, and dealer-supplied valuations. The pricing service may consider yields or recently executed transactions of investments with comparable quality, type of issue, coupon maturity and rating, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.
Investment Companies: Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the Funds and will be classified in level 1 of the fair value hierarchy.
Short-Term Securities: Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating each Fund’s net asset value (“NAV”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Funds’ investment adviser, Medalist Partners, LP (“Adviser”), as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5, subject to the Board’s oversight. The Adviser, as Valuation Designee, is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ securities as of May 31, 2025:
Total Return Fund

	Level 1	Level 2	Level 3	Total
Investments
Non-Agency Residential Mortgage-Backed Securities	$—	$171,856,263	$—	$171,856,263
Non-Agency Commercial Mortgage-Backed Securities	—	95,340,181	—	95,340,181
Asset-Backed Securities	—	17,409,941	—	17,409,941
Agency Residential Mortgage-Backed Securities	—	9,861,498	—	9,861,498
Agency Commercial Mortgage-Backed Securities	—	3	—	3
Money Market Funds	16,584,049	—	—	16,584,049
Total Investments	$16,584,049	$294,467,886	$—	$311,051,935

30

MEDALIST PARTNERS FUNDS
NOTES TO FINANCIAL STATEMENTS
at May 31, 2025 (Unaudited)(Continued)
Short Duration Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Non-Agency Commercial Mortgage-Backed Securities	$—	$88,470,900	$3,500,000	$91,970,900
Non-Agency Residential Mortgage-Backed Securities	—	88,258,825	—	88,258,825
Asset-Backed Securities	—	71,375,348	—	71,375,348
Collateralized Loan Obligations	—	63,134,208	—	63,134,208
Agency Residential Mortgage-Backed Securities	—	49,638,255	—	49,638,255
Corporate Bonds	—	—	1,891,250	1,891,250
Agency Commercial Mortgage-Backed Securities	—	233	—	233
Money Market Funds	22,064,167	—	—	22,064,167
Total Investments	$22,064,167	$360,877,769	$5,391,250	$388,333,186

Refer to each Fund’s schedule of investments for a detailed break-out of securities by type.
The following is a reconciliation of the Short Duration Fund’s level 3 investments for which significant unobservable inputs were used in determining value.

	Investments in Securities, at Value
	Asset-Backed Securities	Non-Agency Commercial Mortgage-Backed Securities	Corporate Bonds
Balance as of November 30, 2024	$251,328	$3,500,000	$1,891,250
Accrued discounts/premiums	—	—	15,981
Realized gain/(loss)	—	—	—
Change in unrealized appreciation/(depreciation)	—	—	(15,981)
Purchases	—	—	—
Sales	—	—	—
Transfers in and/or out of Level 3	(251,328)	—	—
Balance as of May 31, 2025	$—	$3,500,000	$1,891,250

The change in unrealized appreciation/(depreciation) for level 3 securities still held at May 31, 2025, and still classified at level 3 was $(15,981).
The following is a summary of quantitative information about level 3 valued measurements:

	5/31/2025	Valuation Technique(s)	Unobservable Input	Input/Range
Non-Agency Commercial Mortgage-Backed Securities	$3,500,000	Market Transaction Method	Prior/Recent Transaction	$100.00
Corporate Bonds	$1,891,250	Market Transaction Method	Prior/Recent Transaction	$94.56

31

MEDALIST PARTNERS FUNDS
NOTES TO FINANCIAL STATEMENTS
at May 31, 2025 (Unaudited)(Continued)
The Trust Rule 18f-4 Compliance Policy (“Trust Policy”) governs the use of derivatives by the Funds. The Trust Policy imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework currently used by a fund to comply with Section 18 of the 1940 Act, treats derivatives as senior securities and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Each Fund is considered a limited derivatives user under the Trust Policy and therefore, is required to limit its derivatives exposure to no more than 10% of the Fund’s net assets. For the six months ended May 31, 2025, the Funds did not enter into derivatives transactions.
Accounting Pronouncements – In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements. The amendments are effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, and early adoption is permitted. Management has evaluated the impact of adopting this guidance with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
In December 2022, FASB issued an Accounting Standards Update, ASU 2022-06, Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848 (“ASU 2022-06”). ASU 2022-06 is an amendment to ASU 2020-04, which extends the effective period through December 31, 2024. Management has worked with financial institutions and counterparties to modify contracts as required by applicable regulation and within regulatory deadlines.
In October 2020, the SEC adopted Rule 12d1-4 under the 1940 Act and other regulatory changes which were effective on January 19, 2022. Those changes are intended to streamline and enhance the regulatory framework for investments by one fund into another fund or ‘fund-of-funds arrangements.’ These regulatory changes may limit a Fund’s ability to pursue its principal investment strategies by investing in other investment companies or pooled investment vehicles or to invest in those investment companies or pooled investment vehicles it believes are most desirable. Management has determined that the rule had no material impact on the Funds’ financial statements.
NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Adviser provides the Funds with investment management services under an investment advisory agreement. The Adviser furnishes all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, each Fund pays the Adviser a monthly management fee. For the Total Return Fund, the fees are calculated at an annual rate of 0.60% of the Fund’s average daily net assets for the first $1.5 billion of assets, 0.55% of the Fund’s average daily net assets for the next $1 billion of assets, and 0.50% of the Fund’s average daily net assets in excess of $2.5 billion. For the Short Duration Fund, the Adviser is entitled to a monthly fee at the annual rate of 0.35% based upon the Fund’s average daily net assets. For the six months ended May 31, 2025, the advisory fees incurred by the Funds are disclosed in the statements of operations.

32

MEDALIST PARTNERS FUNDS
NOTES TO FINANCIAL STATEMENTS
at May 31, 2025 (Unaudited)(Continued)
Each Fund is responsible for its own operating expenses. The Adviser has contractually agreed to reduce fees payable to it by each Fund and to pay Fund operating expenses to the extent necessary to limit the aggregate annual operating expenses (excluding acquired fund fees and expenses, interest expense, dividends on securities sold short, taxes, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class-specific expenses). The Total Return Fund expenses are limited to 0.90% of the average daily net assets of the Fund and the Short Duration Fund expenses are limited to 0.60% of the average daily net assets of the Fund. Any such reductions made by the Adviser in its fees or payment of expenses which are a Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval. Such reimbursement may not be paid prior to each Fund’s payment of current ordinary operating expenses.
During the six months ended May 31, 2025, the Adviser reduced its fees and absorbed Fund expenses in the amount of $341 and $52,719 in the Total Return Fund and the Short Duration Fund, respectively. During the six months ended May 31, 2025, the Adviser recouped management fees in the amount of $49,514 from the Total Return Fund and $11,453 from the Short Duration Fund. Any amount due from the Adviser is paid monthly to each Fund. The expense limitation will remain in effect through at least September 26, 2025 and may be terminated only by the Trust’s Board of Trustees. The Adviser may recapture portions of the amounts shown below no later than the corresponding dates:

Total Return Fund		Short Duration Fund
Expiration	Amount	Expiration	Amount
11/30/27	$23,978	11/30/26	$12,423
5/31/28	341	11/30/27	157,175
	$24,319	5/31/28	52,719
			$222,317

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Funds. The Custodian is an affiliate of Fund Services. Fund Services maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees. The officers of the Trust, including the Chief Compliance Officer, are employees of Fund Services. Fees paid by the Funds for administration and accounting, transfer agency, custody and compliance services for the six months ended May 31, 2025, are disclosed in the statements of operations.
Quasar Distributors, LLC (“Quasar”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. Quasar is a wholly-owned subsidiary of Foreside Financial Group, LLC, doing business as ACA Group.
The Funds have entered into agreements with various brokers, dealers and financial intermediaries to compensate them for transfer agency services that would otherwise be executed by Fund Services. These sub-transfer agency services include pre-processing and quality control of new accounts, maintaining detailed shareholder account records, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. Sub-transfer agency expenses paid by the Funds for the six months ended May 31, 2025 are disclosed in the statements of operations.

33

MEDALIST PARTNERS FUNDS
NOTES TO FINANCIAL STATEMENTS
at May 31, 2025 (Unaudited)(Continued)
NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN
The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Funds to pay the Distributor for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of each Fund’s Investor Class and the Total Return Fund’s Class A. The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. For the six months ended May 31, 2025, the 12b-1 distribution fees incurred by the Funds are disclosed in the statements of operations.
NOTE 6 – PURCHASES AND SALES OF SECURITIES
For the six months ended May 31, 2025, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Non-Government		Government
	Purchases	Sales	Purchases	Sales
Total Return Fund	$120,829,195	$123,047,018	$1,406	$5,385
Short Duration Fund	240,273,736	147,238,752	1,942,814	366

NOTE 7 – LINE OF CREDIT
The Total Return Fund and the Short Duration Fund have a secured line of credit in the amount of $100,000,000, or 20% of the fair value of unencumbered assets of each Fund. The line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds’ custodian, U.S. Bank N.A. During the six months ended May 31, 2025, the Total Return Fund drew upon its line of credit. The Short Duration Fund did not draw on the line of credit during the six months ended May 31, 2025. At May 31, 2025, the Funds had no outstanding loan amounts.

	Days Utilized	Average Amount of Borrowing	Weighted Average Borrowing Rate	Interest Expense	Maximum Amount of Borrowing	Date of Maximum Borrowing
Total Return Fund	19	$ 3,380,474	7.04%	$ 12,543	$ 16,207,000	04/10/2025

NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the six months ended May 31, 2025, and the year ended November 30, 2024, was as follows:

	Total Return Fund		Short Duration Fund
	May 31, 2025	Nov. 30, 2024	May 31, 2025	Nov. 30, 2024
Ordinary income	$10,237,133	$15,628,680	$10,033,652	$18,804,880

34

MEDALIST PARTNERS FUNDS
NOTES TO FINANCIAL STATEMENTS
at May 31, 2025 (Unaudited)(Continued)
As of November 30, 2024, the Funds’ most recently completed fiscal year end, the components of capital on a tax basis were as follows:

	Total Return Fund	Short Duration Fund
Cost of investments(a)	$323,294,099	$274,931,441
Gross unrealized appreciation	5,095,819	4,416,429
Gross unrealized depreciation	(22,456,640)	(3,703,430)
Net unrealized appreciation/(depreciation)(a)	(17,360,821)	712,999
Undistributed ordinary income	478,516	436,884
Undistributed long-term capital gain	—	—
Total distributable earnings	478,516	436,884
Other accumulated gains/(losses)	(429,275,706)	(26,960,998)
Total accumulated earnings/(losses)	$(446,158,011)	$(25,811,115)

(a)
The book basis and tax basis cost are the same in the Short Duration Fund. The difference between book basis and tax basis net unrealized depreciation and cost is attributable primarily to wash sales in the Total Return Fund. The difference between book basis and tax basis distributable earnings are primarily due to losses disallowed and recognized on wash sales, capital loss carryforwards, and tax adjustments to dividends payable.

As of November 30, 2024, the Funds had tax capital losses which may be carried over to offset future gains. Such losses expire as follows:

	Short-Term Indefinite	Long-Term Indefinite
Total Return Fund	$208,030,766	$220,862,783
Short Duration Fund	19,599,231	6,950,251

NOTE 9 – PRINCIPAL RISKS
Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect a Fund’s net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.
•
General Market Risk – Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); deflation (or expectations for deflation); interest rates; market instability; financial system instability; debt crises and downgrades; embargoes; tariffs; sanctions and other trade barriers; regulatory events; other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

35

MEDALIST PARTNERS FUNDS
NOTES TO FINANCIAL STATEMENTS
at May 31, 2025 (Unaudited)(Continued)

•
Liquidity Risk – Liquidity risk exists when particular investments are difficult to purchase or sell. A Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be difficult to sell the illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed-income securities or the lack of an active market. Liquid investments may become illiquid or less liquid after purchase by a Fund, particularly during periods of market turmoil. Illiquid and relatively less liquid investments may be harder to value, especially in changing markets.

•
Risks Associated with Mortgage-Backed and Other Asset-Backed Securities – In addition to the risks associated with other fixed income securities, mortgage-backed and asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market or the other assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-backed and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. The liquidity of these assets may change over time.

•
Residential Mortgage-Backed Securities Risk – RMBS are subject to the risks generally associated with mortgage-backed securities. RMBS may not be backed by the full faith and credit of the U.S. Government and are subject to risk of default on the underlying mortgages. RMBS issued by non-government entities may offer higher yields than those issued by government entities, but also may be subject to greater volatility than government issues. Delinquencies and defaults by borrowers in payments on the underlying mortgages, and the related losses, are affected by general economic conditions, the borrower’s equity in the mortgaged property and the borrower’s financial circumstances.

•
Credit Risk Transfer Securities Risk – Credit risk transfer securities are unguaranteed and unsecured debt securities issued by the government sponsored entity and therefore are not directly linked to or backed by the underlying mortgage loans. As a result, in the event that a government sponsored entity fails to pay principal or interest on its credit risk transfer securities or goes through a bankruptcy, insolvency or similar proceeding, holders of such credit risk transfer securities have no direct recourse to the underlying mortgage loans and will generally receive recovery on par with other unsecured note holders in such a scenario. The risks associated with an investment in credit risk transfer securities are different than the risks associated with an investment in mortgage-backed securities issued by Fannie Mae and Freddie Mac, or other government sponsored entities or issued by a private issuer, because some or all of the mortgage default or credit risk associated with the underlying mortgage loans is transferred to investors. As a result, investors in these securities could lose some or all of their investment in these securities if the underlying mortgage loans default.

•
Privately Issued Mortgage-Related Securities Risk – MBS issued or guaranteed by private issuers is also known as “non-agency MBS”. Privately issued mortgage-backed securities generally offer a higher rate of interest (but greater credit risk) than securities issued by U.S. Government issuers, as there are no direct or indirect governmental guarantees of payment. The degree of risks will depend significantly on the ability of borrowers to make payments on the underlying mortgages and the seniority of the security held by a Fund with respect to such payments. The market for privately-issued mortgage-backed securities is smaller and less liquid than the market for mortgage-backed securities issued by U.S. government issuers.

36

MEDALIST PARTNERS FUNDS
NOTES TO FINANCIAL STATEMENTS
at May 31, 2025 (Unaudited)(Continued)

•
Sub-Prime Mortgage Risk – The risk that an issuer of a sub-prime mortgage security will default on its payments of interest or principal on a security when due is more pronounced in the case of sub-prime mortgage instruments than more highly ranked securities. Because of this increased risk, these securities may also be less liquid and subject to more pronounced declines in value than more highly rated instruments in times of market stress.

•
High Yield Risk – Fixed income securities that are rated below investment grade (i.e., “junk bonds”) are subject to additional risk factors due to the speculative nature of the securities, such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer.

•
Rule 144A Securities Risk – The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for a Fund to sell these securities.

NOTE 10 – CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of May 31, 2025, each Fund’s percentage of control ownership positions greater than 25% are as follows:

Fund	Shareholder	Percent of Shares Held
Total Return Fund	Charles Schwab & Co., Inc.	30.25%
Short Duration Fund	Charles Schwab & Co., Inc.	50.67%

NOTE 11 – Officers
Ms. Lillian Kabakali resigned as Secretary and Vice President of the Trust effective February 21, 2025. Ms. Elaine Richards was appointed Secretary and Vice President of the Trust effective February 21, 2025. Previously, Ms. Richards served as Assistant Secretary of the Trust. Effective March 20, 2025, Mr. Albert Sosa was appointed Assistant Treasurer of the Trust.

37

MEDALIST PARTNERS FUNDS
ADDITIONAL INFORMATION
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
At meetings held on October 17, 2024 and December 12-13, 2024, the Board (which is comprised of five persons, all of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved, for another annual term, the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Medalist Partners LP (the “Adviser” or “Medalist Partners”) on behalf of the Medalist Partners Short Duration Fund (the “Short Duration Fund”) and Medalist Partners MBS Total Return Fund (the “Total Return Fund”) (together the “Funds” and each a “Fund”). At both meetings, the Board received and reviewed substantial information regarding the Funds, the Adviser, and the services provided by the Adviser to the Funds under the Advisory Agreement. This information formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:
1.
The nature, extent and quality of the services provided and to be provided by the Adviser under the Advisory Agreement. The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Funds, as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Funds. The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record, as well as the Adviser’s cybersecurity program, liquidity risk management program, business continuity plan, valuation procedures, and risk management process. The Board further considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with certain personnel of the Adviser to discuss the Funds’ performance and investment outlook as well as various compliance topics and fund marketing/distribution. The Board concluded that the Adviser had the quality and depth of personnel, resources, investment processes and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that they were satisfied with the nature, overall quality and extent of such management services.

2.
The Funds’ historical performance and the overall performance of the Adviser. The Board reviewed the performance of the Funds, noting that the Adviser was not the named investment adviser of the Funds for part of the period of the Funds’ performance being reviewed, but that the portfolio manager who had been managing each Fund since each Fund’s inception continued to be one of the portfolio managers for each Fund. In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of each Fund as of June 30, 2024, on both an absolute basis and a relative basis in comparison to its

38

MEDALIST PARTNERS FUNDS
ADDITIONAL INFORMATION(Continued)
peer funds utilizing Morningstar classifications, appropriate securities market benchmarks, a cohort that is comprised of similarly managed funds selected by an independent third-party consulting firm engaged by the Board to assist it in its 15(c) review (the “Cohort”), and the Adviser’s similarly managed accounts, if applicable. While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance. When reviewing performance against the comparative Morningstar peer group universe, the Board took into account that the investment objectives and strategies of each Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe. When reviewing the Fund’s performance against broad market benchmarks, the Board took into account the differences in portfolio construction between the Fund and such benchmarks as well as other differences between actively managed funds and passive benchmarks, such as objectives and risks. In assessing periods of relative underperformance or outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of underperformance may be transitory in nature while others may reflect more significant underlying issues.
Total Return Fund: For the Total Return Fund, the Board noted that the Fund outperformed both its Morningstar peer group and its Cohort average for the one-, three-, and ten-year periods and underperformed for the five-year period, all periods ended June 30, 2024.
The Board reviewed the performance of the Fund against a broad-based securities market benchmark, noting that it had outperformed its primary benchmark index for the one-, three-, five- and ten-year periods ended June 30, 2024.
The Board also considered the Fund’s performance compared to the Adviser’s similarly managed composite, noting it outperformed for the one-year period, and underperformed for the three-, five- and ten-year periods, all periods ended June 30, 2024.
Short Duration Fund: For the Short Duration Fund, the Board noted that the Fund outperformed both its Morningstar peer group and its Cohort average for the one-, three-, five- and ten-year periods ended June 30, 2024.
The Board reviewed the performance of the Fund against a broad-based securities market benchmark, noting that it had outperformed its primary benchmark index for the one-, three-, five- and ten-year periods ended June 30, 2024.
The Board also considered the Fund’s performance compared to the Adviser’s similarly managed composite, noting it performed generally in line with the composite for the one-, three-, five- and ten-year periods ended June 30, 2024.
3.
The costs of the services to be provided by the Adviser and the structure of the Adviser’s fee under the Advisory Agreement. In considering the advisory fee and total expenses of the Funds, the Board reviewed comparisons to the applicable Morningstar peer group, the Cohort, and the Adviser’s similarly managed accounts for other types of clients, as well as all expense waivers and reimbursements, if any, for each Fund. When reviewing fees charged to other similarly managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.

Total Return Fund: The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of 0.90%, excluding certain operating expenses and class-level expenses (the “Expense Cap”). The Board noted that the Fund’s contractual management fee and net expense ratio were above its Cohort average and median. The Board also took into consideration the services the Adviser provides to its separately managed account clients, comparing the fees charged for those management services to the fees charged to the Fund.

39

MEDALIST PARTNERS FUNDS
ADDITIONAL INFORMATION(Continued)
The Board found that the contractual management fees charged to the Fund were generally above the fees charged to its separately managed account clients, noting the Adviser represented that there are higher costs associated with managing the Fund.
Short Duration Fund: The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of 0.60%, excluding certain operating expenses and class-level expenses (the “Expense Cap”). The Board noted that the Fund’s contractual management fee and net expense ratio were above its Cohort average and median. The Board also took into consideration the services the Adviser provides to its separately managed account clients, comparing the fees charged for those management services to the fees charged to the Fund. The Board found that the contractual management fees charged to the Fund were generally above the fees charged to its separately managed account clients, noting the Adviser represented that there are higher costs associated with managing the Fund.
4.
Economies of Scale. The Board also considered whether economies of scale were being realized by the Adviser that should be shared with shareholders. The Board further noted that the Adviser has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Funds do not exceed the specified Expense Caps, but noted that for the Total Return Fund, expenses are currently running below its Expense Cap. The Board recognized that the Adviser is likely to realize economies of scale in managing the Funds as assets grow in size. The Board determined that it would monitor fees as the Funds grow to determine whether economies of scale were being effectively shared with the Funds and their shareholders.

5.
The profits to be realized by the Adviser and its affiliates from their relationship with the Funds. The Board reviewed the Adviser’s financial information and took into account both the potential direct benefits and the indirect benefits to the Adviser from advising the Funds. The Board considered the profitability to the Adviser from its relationship with the Funds and considered any potential additional material benefits likely to be derived by the Adviser from its relationship with the Funds, such as Rule 12b-1 fees. The Board also considered that the Funds do not generate “soft dollar” benefits that may be used by the Adviser in exchange for Fund brokerage. After such review, the Board determined that the estimated profitability to the Adviser with respect to the Advisory Agreement was not excessive.

No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Funds. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of the Funds and their shareholders.

40

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advisors Series Trust

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	8/06/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	8/06/2025

By (Signature and Title)*	/s/ Kevin J. Hayden
Kevin J. Hayden, Vice President/Treasurer/Principal Financial Officer

Date	8/05/2025

* Print the name and title of each signing officer under his or her signature.